IFRS to US GAAP Reconciliation	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
IFRS to US GAAP Reconciliation

Note 20: IFRS to US GAAP Reconciliation

CNH Industrial has prepared its consolidated financial statements in this annual report on Form 20-F in accordance with U.S. GAAP. However, CNH Industrial’s predecessor, Fiat Industrial had prepared financial statements in accordance with IFRS, which statements were included in CNH Industrial’s registration statement on Form F-4 in accordance with the Merger and the listing of CNH Industrial’s shares on the New York Stock Exchange. CNH Industrial also prepared the consolidated financial statements for the years ended December 31, 2013, 2012 and 2011 in accordance with the IFRS to meet the requirements of European laws for companies listed in Europe, as well as those of Dutch corporate law. Additionally, financial information gathered for the Company’s internal management reporting has been historically prepared in accordance with IFRS.

IFRS differs in certain significant respects from U.S. GAAP. In order to help readers understand the difference between the Company’s two sets of financial statements, CNH Industrial has provided, on a voluntary basis, a reconciliation from IFRS to U.S. GAAP as follows:

Reconciliation of Profit

			Years ended December 31,
	Note		2013	2012	2011
			(in millions)
Profit in accordance with IFRS			$1,218	$1,162	$977
Adjustments to conform with U.S. GAAP:
Development costs, net	(a	)	(443)	(429)	(330)
Goodwill and other intangible assets	(b	)	(8)	(9)	(8)
Defined benefit plans	(c	)	(16)	(6)	(20)
Restructuring provisions	(d	)	(17)	(18)	—
Other adjustments	(e	)	(19)	21	22
Tax impact on adjustments	(f	)	158	132	113
Deferred tax assets and tax contingencies recognition	(g	)	(45)	23	(115)

Total adjustments			(390)	(286)	(338)

Net income in accordance with U.S. GAAP			$828	$876	$639

Reconciliation of Total Equity

			As of December 31,
	Note		2013	2012
			(in millions)
Total Equity in accordance with IFRS			$7,662	$7,093
Adjustments to conform with U.S. GAAP:
Development costs, net	(a	)	(2,862)	(2,361)
Goodwill and other intangible assets	(b	)	130	142
Defined benefit plans	(c	)	29	(11)
Restructuring provisions	(d	)	6	22
Other adjustments	(e	)	15	26
Tax impact on adjustments	(f	)	773	638
Deferred tax assets and tax contingencies recognition	(g	)	(798)	(724)

Total adjustments			(2,707)	(2,268)

Total Equity in accordance with U.S. GAAP			$4,955	$4,825

Description of reconciling items

Reconciling items presented in the tables above are described as follows:

(a)	Development costs

Under IFRS, costs relating to development projects are recognized as intangible assets when costs can be measured reliably and the technical feasibility of the product, volumes and pricing support the view that the development expenditure will generate future economic benefits. Under U.S. GAAP, development costs are expensed as incurred. As a result, costs incurred related to development projects that have been capitalized under IFRS are expensed as incurred under U.S. GAAP. Amortization expenses, net of result on disposal and impairment charges of previously capitalized development costs recorded under IFRS, have been reversed under U.S. GAAP. In 2013, under IFRS the Company capitalized $759 million ($685 million in 2012 and $556 million in 2011) of development costs and amortized $316 million ($256 million in 2012 and $226 million in 2011) of previously capitalized development costs that were reversed under U.S. GAAP (no impairment charges and no result on disposal were recorded in 2013, 2012 and 2011).

(b)	Goodwill and other intangible assets

Goodwill is not amortized but rather tested for impairment at least annually under both IFRS and U.S. GAAP. The difference in goodwill and other intangible assets between the Company’s two sets of financial statements is primarily due to the different times when IFRS and ASC 350—Intangibles—Goodwill and Other, were adopted. CNH Industrial adopted ASC 350 on January 1, 2002. Under U.S. GAAP through December 31, 2001, goodwill was recorded as an intangible asset and amortized to income on a straight-line basis over a period not exceeding 40 years. CNH Industrial transitioned to IFRS on January 1, 2004. Prior to the adoption of IFRS, goodwill was recorded as an intangible asset and amortized on a straight-line basis over its estimated period of recoverability, not exceeding 20 years. In addition, IFRS and U.S. GAAP differ in the determination of the goodwill impairment amount, if any goodwill impairment needs to be recognized. However, no difference arose as no goodwill impairment was required in 2013, 2012 and 2011.

(c)	Defined benefit plans

The differences related to defined benefit plans are mainly due to the different accounting for actuarial gains and losses and the net interest component of the defined benefit cost between IFRS and U.S. GAAP. Under IFRS, gains and losses are recognized immediately in other comprehensive income without reclassification to profit or loss in subsequent years; net interest expense or income is recognized by applying the discount rate to the net defined benefit liability or asset (the defined benefit obligation less the fair value of plan assets, allowing for any asset ceiling restriction). Under U.S. GAAP, gains and losses are deferred through use of the corridor method; interest cost applicable to the liability is recognized using the discount rate, while an expected return on assets is recognized reflecting management’s expectations on long-term average rates of return on funds invested to provide for benefits included in the projected benefit obligations.

(d)	Restructuring provisions

The principal difference between IFRS and U.S. GAAP with respect to accruing for restructuring costs is that IFRS places emphasis on the recognition of the costs of the exit plan as a whole, whereas U.S. GAAP requires that each type of cost is examined individually to determine when it may be accrued. Under IAS 37—Provisions, Contingent Liabilities and Contingent Assets, a provision for restructuring costs is recognized when the Company has a constructive obligation to restructure. Under U.S. GAAP, termination benefits are recognized in the period in which a liability is incurred. The application of U.S. GAAP often results in different timing recognition for the Company’s restructuring activities.

(e)	Other adjustments

Other adjustments refer to differences that are not individually material for the Company and are therefore shown as a combined total.

(f)	Tax impact on adjustments

This item includes the tax effects of adjustments from (a) to (e) and mainly refers to development costs.

(g)	Deferred tax assets and tax contingencies recognition

The Company’s policy for accounting for deferred income taxes under U.S. GAAP is described in “Note 2: Summary of Significant Accounting Policies”. This policy is similar to IFRS which states that deferred tax assets shall be recognized for the carry forward of unused tax losses and unused tax credits to the extent that it is probable that future taxable profit will be available against which the unused tax losses and unused tax credits can be utilized. The most significant accounting difference between U.S. GAAP and IFRS relates to development costs, which also has a significant impact on accumulated deferred tax assets or liabilities and on U.S. GAAP pretax book income or loss in certain jurisdictions. As a result, the assessment of tax contingencies and recoverability of deferred tax assets in each jurisdiction can vary significantly between U.S. GAAP and IFRS for financial reporting purposes. This adjustment relates primarily to deferred tax asset valuation allowances which have been established for U.S. GAAP purposes in certain foreign jurisdictions with U.S. GAAP pretax book losses in recent years higher than those recorded for IFRS purposes.